Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
Shandong Airlines Co. Ltd., Class B	40,700	$44,299

Auto Components — 1.4%
Chaowei Power Holdings Ltd.	143,000	50,238
Launch Tech Co. Ltd., Class H	30,000	12,647
Prinx Chengshan Cayman Holding Ltd.	44,000	41,259
Tianneng Power International Ltd.	198,000	130,267
Xingda International Holdings Ltd.	242,000	64,923

		299,334

Automobiles — 0.6%
Qingling Motors Co. Ltd., Class H	220,000	52,838
Yadea Group Holdings Ltd.(a)(b)	308,000	78,694

		131,532

Beverages — 0.1%
China Huiyuan Juice Group Ltd.(c)(d)	81,000	11,693
Dynasty Fine Wines Group Ltd.(d)	140,000	6,081
Tibet Water Resources Ltd.(d)	74,000	4,349

		22,123

Biotechnology — 2.7%
Ascletis Pharma Inc.(a)(b)(d)	77,000	32,757
Essex Bio-Technology Ltd.	88,000	66,665
Shanghai Haohai Biological Technology Co. Ltd., Class H(a)	11,000	65,204
Zai Lab Ltd., ADR(b)(d)	10,461	416,348

		580,974

Building Products — 0.2%
China Fangda Group Co. Ltd., Class B	102,300	39,468

Capital Markets — 0.2%
Shanghai Greencourt Investment Group Co. Ltd., Class B(d)	49,224	15,653
Yintech Investment Holdings Ltd., ADR(b)(d)	6,534	31,690

		47,343

Chemicals — 3.7%
China BlueChemical Ltd., Class H	506,000	120,880
China Longevity Group Co. Ltd.(c)(d)	96,000	0	(e)
China Lumena New Materials Corp.(b)(c)(d)	868,000	1
China XLX Fertiliser Ltd.	121,000	31,534
Dongyue Group Ltd.	330,000	168,209
Fufeng Group Ltd.	440,600	193,064
Huabao International Holdings Ltd.	220,000	71,668
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	116,600	60,049
Silver Grant International Holdings Group Ltd.(d)	374,000	57,335
Sinofert Holdings Ltd.	616,000	62,169
Tsaker Chemical Group Ltd.(a)	104,500	22,561

		787,470

Commercial Services & Supplies — 0.7%
CT Environmental Group Ltd.(c)(d)	600,000	20,696
Dynagreen Environmental Protection Group Co. Ltd., Class H	99,000	40,471
Ever Sunshine Lifestyle Services Group Ltd.	132,000	78,245

		139,412

Communications Equipment — 0.0%
China Fiber Optic Network System Group Ltd.(c)(d)	181,600	0	(e)

Construction & Engineering — 0.3%
Hebei Construction Group Corp. Ltd.	93,500	57,573

Construction Materials — 1.5%
Asia Cement China Holdings Corp.	137,500	184,791

Security	Shares	Value

Construction Materials (continued)
China Shanshui Cement Group Ltd.(d)	52,000	$17,272
West China Cement Ltd.	704,000	111,521

		313,584

Consumer Finance — 1.7%
360 Finance Inc., ADR(d)	12,452	118,294
FinVolution Group	22,176	64,976
Jianpu Technology Inc., ADR(b)(d)	17,182	36,082
X Financial, ADR	16,159	28,601
Yixin Group Ltd.(a)(b)(d)	456,500	104,973

		352,926

Containers & Packaging — 0.4%
CPMC Holdings Ltd.	165,000	72,301
Youyuan International Holdings Ltd.(b)(c)(d)	120,000	3,587

		75,888

Distributors — 0.7%
China Animation Characters Co. Ltd.	121,000	32,152
Dah Chong Hong Holdings Ltd.	242,000	110,987

		143,139

Diversified Consumer Services — 5.7%
Bright Scholar Education Holdings Ltd., ADR	6,160	58,397
China Maple Leaf Educational Systems Ltd.(b)	440,000	153,454
China New Higher Education Group Ltd.(a)(b)	154,000	51,545
China Xinhua Education Group Ltd.(a)	110,000	33,726
China Yuhua Education Corp Ltd.(a)(b)	330,000	202,779
Fu Shou Yuan International Group Ltd.(b)	253,000	217,520
Hope Education Group Co. Ltd.(a)	484,000	80,381
Minsheng Education Group Co. Ltd.(a)(d)	220,000	36,818
OneSmart International Education Group Ltd., ADR(b)(d)	20,713	147,269
RISE Education Cayman Ltd., ADR(b)(d)	6,479	46,584
Scholar Education Group	44,000	52,163
Tarena International Inc., ADR(d)	3,516	3,094
Tianli Education International Holdings Ltd.	154,000	59,414
Wisdom Education International Holdings Co. Ltd.	176,000	77,570

		1,220,714

Diversified Financial Services — 0.4%
National Agricultural Holdings Ltd.(b)(c)(d)	126,000	8,692
Sheng Ye Capital Ltd.	88,000	79,931

		88,623

Electrical Equipment — 1.1%
China High Speed Transmission Equipment Group Co. Ltd.(b)	121,000	71,106
Fullshare Holdings Ltd.(b)(d)	1,842,500	41,427
Hangzhou Steam Turbine Co. Ltd., Class B	84,758	83,375
Harbin Electric Co. Ltd., Class H(d)	180,000	45,300
Trony Solar Holdings Co. Ltd.(c)(d)	216,000	0	(e)

		241,208

Electronic Equipment, Instruments & Components — 2.2%
Anxin-China Holdings Ltd.(c)(d)	672,000	1
AVIC International Holdings Ltd., Class H(d)	67,184	68,405
Camsing International Holding Ltd.(c)(d)	112,000	14,580
Huami Corp., ADR(b)(d)	6,380	71,903
PAX Global Technology Ltd.	220,000	96,119
Tongda Group Holdings Ltd.	1,100,000	81,505
Truly International Holdings Ltd.(d)	484,000	63,068
Wasion Holdings Ltd.	154,000	72,792

		468,373

Energy Equipment & Services — 0.6%
Anton Oilfield Services Group/Hong Kong	440,000	42,158

1

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Honghua Group Ltd.(d)	803,000	$45,650
Wison Engineering Services Co. Ltd.	308,000	35,412

		123,220

Entertainment — 2.6%
Changyou.com Ltd., ADR	5,390	51,475
FingerTango Inc.(d)	180,000	13,337
Glory Sun Land Group Ltd.(d)	330,000	37,099
IGG Inc.(b)	253,000	184,552
IMAX China Holding Inc.(a)	34,100	72,925
NetDragon Websoft Holdings Ltd.	60,500	139,893
SMI Holdings Group Ltd.(c)(d)	267,200	53,933

		553,214

Equity Real Estate Investment Trusts (REITs) — 1.4%
Yuexiu REIT	440,000	291,169

Food & Staples Retailing — 0.2%
Springland International Holdings Ltd.	176,000	48,116

Food Products — 2.0%
China Foods Ltd.	242,000	97,384
China Modern Dairy Holdings Ltd.(d)	704,000	103,427
COFCO Meat Holdings Ltd.(b)(d)	396,000	122,426
Zhou Hei Ya International Holdings Co. Ltd.(a)	170,500	109,997

		433,234

Gas Utilities — 0.6%
Beijing Gas Blue Sky Holdings Ltd.(b)(d)	1,760,000	43,844
China Oil and Gas Group Ltd.	496,000	17,109
China Tian Lun Gas Holdings Ltd.	88,000	77,345

		138,298

Health Care Equipment & Supplies — 1.3%
AK Medical Holdings Ltd.(a)	88,000	99,267
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	8,800	54,355
Lifetech Scientific Corp.(d)	682,000	116,749

		270,371

Health Care Providers & Services — 1.8%
China Resources Medical Holdings Co. Ltd.	242,000	133,865
Genertec Universal Medical Group Co. Ltd.(a)	297,000	206,783
IVD Medical Holding Ltd.(d)	110,000	44,125

		384,773

Hotels, Restaurants & Leisure — 1.7%
500.com Ltd., ADR(b)(d)	6,292	60,089
Ajisen China Holdings Ltd.	143,000	45,123
Beijing Sports and Entertainment Industry Group Ltd.(d)	17,500	626
China Travel International Investment Hong Kong Ltd.	616,000	96,794
Haichang Ocean Park Holdings Ltd.(a)(d)	352,000	45,418
Huangshan Tourism Development Co. Ltd., Class B	60,500	50,941
Shanghai Jin Jiang Capital Co. Ltd., Class H	352,000	62,955
Tuniu Corp., ADR(d)	2,555	6,464

		368,410

Household Durables — 2.6%
Kasen International Holdings Ltd.(b)(d)	187,000	83,135
Konka Group Co. Ltd., Class B	198,000	60,201
Ozner Water International Holding Ltd.(a)(d)	187,000	26,278
Q Technology Group Co. Ltd.(d)	110,000	163,010
Skyworth Group Ltd.	528,000	141,650
TCL Electronics Holdings Ltd.	198,000	87,014

		561,288

Security	Shares	Value

Household Products — 0.7%
NVC Lighting Holdings Ltd.	84,000	$2,136
Vinda International Holdings Ltd.	85,000	148,548

		150,684

Independent Power and Renewable Electricity Producers — 1.9%
Canvest Environmental Protection Group Co. Ltd.	176,000	75,322
CGN Meiya Power Holdings Co. Ltd.(a)(d)	374,000	52,079
China Datang Corp. Renewable Power Co. Ltd., Class H	682,000	67,087
China Everbright Greentech Ltd.(a)	143,000	78,188
Concord New Energy Group Ltd.	1,650,000	77,992
GCL New Energy Holdings Ltd.(b)(d)	1,628,000	36,188
Panda Green Energy Group Ltd.(b)(d)	1,122,000	29,241

		416,097

Industrial Conglomerates — 0.4%
Realord Group Holdings Ltd.(d)	132,000	80,943

Insurance — 1.9%
Fanhua Inc., ADR	14,839	403,621

Interactive Media & Services — 2.1%
Bitauto Holdings Ltd., ADR(d)	8,052	119,653
Qutoutiao Inc., ADR(b)(d)	16,478	48,281
Sohu.com Ltd., ADR(b)(d)	9,009	92,252
So-Young International Inc., ADR(d)	4,961	61,119
Tian Ge Interactive Holdings Ltd.(a)(d)	165,000	39,417
Wise Talent Information Technology Co. Ltd.(d)	37,400	87,340

		448,062

Internet & Direct Marketing Retail — 0.7%
Cogobuy Group(a)(d)	165,000	27,613
HengTen Networks Group Ltd.(d)	6,424,000	92,736
Jumei International Holding Ltd., ADR(b)(d)	19,877	37,369

		157,718

IT Services — 3.4%
21Vianet Group Inc., ADR(d)	16,731	113,269
AGTech Holdings Ltd.(b)(d)	1,012,000	45,249
Chinasoft International Ltd.(b)	594,000	282,288
Digital China Holdings Ltd.	187,000	92,930
Hi Sun Technology China Ltd.(d)	528,000	86,339
Huifu Payment Ltd.(a)(b)(d)	145,200	58,987
INESA Intelligent Tech Inc., Class B	81,400	45,747

		724,809

Leisure Products — 0.4%
Bestway Global Holding Inc.(a)	88,000	33,726
Goodbaby International Holdings Ltd.(d)	242,000	46,374

		80,100

Machinery — 3.1%
China Yuchai International Ltd.	4,136	55,629
CIMC Enric Holdings Ltd.	170,000	93,169
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B	33,020	41,605
Kama Co. Ltd., Class B(d)	72,615	32,604
Lonking Holdings Ltd.	550,000	156,686
Sany Heavy Equipment International Holdings Co. Ltd.	264,000	132,544
Shang Gong Group Co. Ltd., Class B(d)	69,300	29,314
Shanghai Diesel Engine Co. Ltd., Class B	99,045	43,877
Shanghai Highly Group Co. Ltd., Class B	81,400	53,073
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	66,000	33,726

		672,227

Marine — 1.4%
Seaspan Corp.	24,772	291,071

2

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.7%
Mobvista Inc.(a)	110,000	$51,994
NOVA Group Holdings Ltd.	385,000	74,760
Phoenix Media Investment Holdings Ltd.	374,000	26,756

		153,510

Metals & Mining — 3.7%
China Metal Recycling Holdings Ltd.(c)(d)	184,800	0	(e)
China Metal Resources Utilization Ltd.(a)(b)(d)	264,000	101,179
China Oriental Group Co. Ltd.	330,000	136,170
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	116,600	84,302
Jinchuan Group International Resources Co. Ltd.	726,000	55,648
MMG Ltd.(d)	704,000	153,791
Real Gold Mining Ltd.(c)(d)	126,000	0	(e)
Shougang Fushan Resources Group Ltd.	682,000	148,114
Tiangong International Co. Ltd.	264,000	102,190

		781,394

Multi-Utilities — 0.1%
Tianjin Development Holdings Ltd.	110,000	30,353

Multiline Retail — 0.4%
Lifestyle China Group Ltd.(d)	126,500	37,977
Shirble Department Store Holdings China Ltd.	242,000	39,572

		77,549

Oil, Gas & Consumable Fuels — 1.2%
China LNG Group Ltd.(d)	594,000	33,389
China Suntien Green Energy Corp. Ltd., Class H	407,000	111,788
Sinopec Kantons Holdings Ltd.	286,000	112,533

		257,710

Paper & Forest Products — 0.0%
China Forestry Holdings Co. Ltd.(c)(d)	306,000	1
Qunxing Paper Holdings Co. Ltd.(c)(d)	148,000	0	(e)
Superb Summit International Group Ltd.(b)(c)(d)	59,500	76

		77

Pharmaceuticals — 5.3%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	77,000	99,942
CanSino Biologics Inc.(a)(d)	15,400	103,286
China Animal Healthcare Ltd.(c)(d)	140,000	715
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A	220,000	124,506
China Shineway Pharmaceutical Group Ltd.	88,000	90,274
Consun Pharmaceutical Group Ltd.	121,000	67,705
Dawnrays Pharmaceutical Holdings Ltd.	209,000	37,380
Hua Han Health Industry Holdings Ltd.(b)(c)(d)	651,960	20,822
Lee’s Pharmaceutical Holdings Ltd.	66,000	33,136
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	77,000	47,807
Shanghai Haixin Group Co., Class B	129,800	48,416
Sihuan Pharmaceutical Holdings Group Ltd.	1,089,000	123,817
Tong Ren Tang Technologies Co. Ltd., Class H	165,000	142,282
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)	35,200	185,044

		1,125,132

Professional Services — 0.2%
China Index Holdings Ltd., ADR(b)(d)	10,307	36,177

Real Estate Management & Development — 17.2%
Aoyuan Healthy Life Group Co. Ltd.	66,000	48,903
Beijing Capital Land Ltd., Class H	264,000	89,374
Beijing North Star Co. Ltd., Class H	198,000	61,213
C&D International Investment Group Ltd.	66,000	68,211

Security	Shares	Value

Real Estate Management & Development (continued)
Central China Real Estate Ltd.	231,038	$123,669
China Dili Group(b)(d)	814,000	254,773
China Logistics Property Holdings Co. Ltd.(a)(d)	231,000	90,007
China Merchants Land Ltd.	352,000	50,814
China Overseas Grand Oceans Group Ltd.	440,000	246,763
China Overseas Property Holdings Ltd.	370,000	227,831
China SCE Group Holdings Ltd.	539,800	257,220
China South City Holdings Ltd.	1,276,000	148,339
China Vast Industrial Urban Development Co. Ltd.(a)	99,000	38,068
Colour Life Services Group Co. Ltd.	99,000	55,016
DaFa Properties Group Ltd.	77,000	60,398
Dexin China Holdings Co. Ltd.	198,000	78,413
Fantasia Holdings Group Co. Ltd.	445,500	74,556
Gemdale Properties & Investment Corp. Ltd.	1,386,000	161,127
Glorious Property Holdings Ltd.(d)	673,000	21,150
Greenland Hong Kong Holdings Ltd.	242,000	90,583
Guorui Properties Ltd.(b)	319,000	63,981
HKC Holdings Ltd.	44,920	37,530
Jiayuan International Group Ltd.	330,000	126,052
Jingrui Holdings Ltd.	143,000	45,671
LVGEM China Real Estate Investment Co. Ltd.(b)	286,000	95,361
Nam Tai Property Inc.(d)	6,721	61,632
Poly Property Group Co. Ltd.	583,000	208,540
Redco Properties Group Ltd.(a)	254,000	147,641
Redsun Properties Group Ltd.	187,000	60,679
Road King Infrastructure Ltd.	66,000	120,065
Ronshine China Holdings Ltd.	176,000	204,605
Shanghai Industrial Urban Development Group Ltd.	550,000	68,155
Skyfame Realty Holdings Ltd.	682,000	88,868
Yincheng International Holding Co. Ltd.(d)	132,000	43,507
Zhuguang Holdings Group Co. Ltd.(b)(d)	396,000	54,131

		3,672,846

Road & Rail — 0.9%
CAR Inc.(d)	209,000	153,257
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	47,300	39,496

		192,753

Semiconductors & Semiconductor Equipment — 2.1%
Daqo New Energy Corp., ADR(d)	2,860	108,909
GCL-Poly Energy Holdings Ltd.(d)	3,960,000	115,849
JinkoSolar Holding Co. Ltd., ADR(b)(d)	9,482	173,995
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(b)(d)	88,000	56,210

		454,963

Software — 1.5%
Aurora Mobile Ltd., ADR(d)	6,380	15,312
Cheetah Mobile Inc., ADR	11,517	38,467
China Youzan Ltd.(d)	2,904,000	176,219
Inspur International Ltd.(b)	132,000	54,131
Sinosoft Technology Group Ltd.	143,012	26,491

		310,620

Specialty Retail — 2.9%
Boshiwa International Holding Ltd.(b)(c)(d)	153,000	195
China Harmony New Energy Auto Holding Ltd.	220,000	88,531
China Meidong Auto Holdings Ltd.	110,000	123,944
China ZhengTong Auto Services Holdings Ltd.	319,000	90,878
Grand Baoxin Auto Group Ltd.(d)	203,500	37,696
Mulsanne Group Holding Ltd.(a)(d)	66,000	64,839

3

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Pou Sheng International Holdings Ltd.	616,000	$206,179

		612,262

Technology Hardware, Storage & Peripherals — 1.1%
Glory Sun Financial Group Ltd.(b)	3,520,000	128,160
Meitu Inc.(a)(d)	605,000	111,296

		239,456

Textiles, Apparel & Luxury Goods — 3.2%
361 Degrees International Ltd.	242,000	43,900
China Dongxiang Group Co. Ltd.	924,000	103,877
China Lilang Ltd.	121,000	97,693
Citychamp Watch & Jewellery Group Ltd.(d)	2,000	414
Cosmo Lady China Holdings Co. Ltd.(a)	231,000	30,986
Fuguiniao Co. Ltd., Class H(c)(d)	43,200	5,133
HOSA International Ltd.(c)(d)	220,000	5,621
JNBY Design Ltd.	44,000	61,269
Luthai Textile Co. Ltd., Class B	55,037	48,022
Texhong Textile Group Ltd.	77,000	79,973
Weiqiao Textile Co.	115,500	31,281
Xtep International Holdings Ltd.	324,500	167,064

		675,233

Trading Companies & Distributors — 1.4%
China Aircraft Leasing Group Holdings Ltd.	77,000	80,071
CITIC Resources Holdings Ltd.	770,037	48,203
HC Group Inc.(b)(d)	165,000	53,751
Hong Kong Finance Investment Holding Group Ltd.(d)	352,000	37,324
Shougang Concord International Enterprises Co. Ltd.	1,958,000	86,297

		305,646

Transportation Infrastructure — 2.0%
Anhui Expressway Co. Ltd., Class H	110,000	63,237
COSCO SHIPPING International Hong Kong Co. Ltd.	154,000	39,937
Tianjin Port Development Holdings Ltd.	550,000	52,697
Xiamen International Port Co. Ltd., Class H	264,000	37,773
Yuexiu Transport Infrastructure Ltd.	264,000	230,687

		424,331

Security	Shares	Value

Water Utilities — 1.1%
China Everbright Water Ltd.	242,000	$55,746
China Water Affairs Group Ltd.	230,000	176,590

		232,336

Total Common Stocks — 99.6% (Cost: $27,036,942)		21,233,756

Short-Term Investments

Money Market Funds — 12.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(f)(g)(h)	2,673,091	2,674,160

Total Short-Term Investments — 12.5% (Cost: $2,673,291)		2,674,160

Total Investments in Securities — 112.1% (Cost: $29,710,233)		23,907,916

Other Assets, Less Liabilities — (12.1)%		(2,578,953)

Net Assets — 100.0%		$21,328,963

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,599,323	(926,232)	2,673,091	$2,674,160	$39,002	(a)	$161	$(433)
BlackRock Cash Funds: Treasury, SL Agency Shares	17,000	(17,000)	—	—	89		—	—

				$2,674,160	$39,091		$161	$(433)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

4

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI China Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$21,088,010	$—	$145,746	$21,233,756
Money Market Funds	2,674,160	—	—	2,674,160

	$23,762,170	$—	$145,746	$23,907,916

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

5